Valuation And Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2013
Valuation And Qualifying Accounts [Abstract]
Schedule Of Valuation And Qualifying Accounts

Description	Balance at beginning of period	Additions (i)	Deductions (ii)	Translation	Balance at end of period
Year ended December 31, 2013:
Deducted from assets accounts:
Allowance for doubtful accounts	$4,023	$2,687	$(1,473)	$(139)	$5,098
Valuation allowance on deferred tax assets	236,563	43,563	(3,942)	(6,127)	270,057
Reported as liabilities:
Provision for contingencies	20,599	17,273	(19,833)	(3,217)	14,822
Total	$261,185	$63,523	$(25,248)	$(9,483)	$289,977
Year ended December 31, 2012:
Deducted from assets accounts:
Allowance for doubtful accounts	$6,390	$2,065	$(4,682)	$250	$4,023
Valuation allowance on deferred tax assets	223,775	-	(3,378)	16,166	236,563
Reported as liabilities:
Provision for contingencies	65,036	16,355	(57,011)	(3,781)	20,599
Total	$295,201	$18,420	$(65,071)	$12,635	$261,185
Year ended December 31, 2011: Deducted from assets accounts:
Allowance for doubtful accounts	$4,794	$1,931	$(52)	$(283)	$6,390
Valuation allowance on deferred tax assets	220,182	-	(20,962)	24,555	223,775
Reported as liabilities:
Provision for contingencies	64,347	53,869	(48,607)	(4,573)	65,036
Total	$289,323	$55,800	$(69,621)	$19,699	$295,201

(i)	Additions in valuation allowance in deferred tax assets are charged to income tax benefit.

Additions in provision for contingencies are explained as follows:

Fiscal year 2013 – Relate to the accrual of $17,273. See Note 17 for details.

Fiscal year 2012 – Relate to the accrual of $15,897 and to certain balance sheet reclassifications amounting to $458. See Note 17 for details.

Fiscal year 2011 - Relate to the accrual of $32,345 and to a decrease in judicial deposits for $21,524 as disclosed in Note 17.

(ii)	Deductions in valuation allowance in deferred tax assets are charged to income tax expenses.

Deductions in provision for contingencies are explained as follows:

Fiscal year 2013 – Correspond to the settlements and reclassifications amounting to $18,876 and $957, respectively, as discussed in Note 17.

Fiscal year 2012 – Correspond to the decrease in the provision as a result of entering into an amnesty program for $28,428, to settlements totaling $27,420 and to reclassifications amounting to $1,163, as discussed in Note 17.

Fiscal year 2011 – Correspond to the settlements and reductions discussed in Note 17, as well as to an increase in judicial deposits for $4,914.